POST-EMPLOYMENT BENEFITS - Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Actuarial (gain)/loss on defined benefit obligation arising during the period	€ (120)	€ 30	€ 248
Return on plan assets (greater)/less than discount rate	118	(121)	(183)
Pretax activity, net	€ (2)	€ (91)	€ 65